Stock Options (Price In US Dollars) (Details) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Outstanding and Exercisable	1,072
Remaining life (years)	5 years 7 months 28 days
Price In Us Dollars 0.45 [Member]
Outstanding and Exercisable	11
Remaining life (years)	4 years 7 months 17 days
Price In Us Dollars 0.54 [Member]
Outstanding and Exercisable	20
Remaining life (years)	4 years 4 months 17 days
Price In Us Dollars 0.60 [Member]
Outstanding and Exercisable	75
Remaining life (years)	4 years 3 months 4 days
Price In Us Dollars 0.72 [Member]
Outstanding and Exercisable	83
Remaining life (years)	5 years 7 months 24 days
Price In Us Dollars 0.96 [Member]
Outstanding and Exercisable	11
Remaining life (years)	5 years 7 months 13 days
Price In Us Dollars 1.05 [Member]
Outstanding and Exercisable	130
Remaining life (years)	4 years 10 months 20 days
Price In Us Dollars 1.50 [Member]
Outstanding and Exercisable	31
Remaining life (years)	3 years 10 months 17 days
Price In Us Dollars 1.59 [Member]
Outstanding and Exercisable	176
Remaining life (years)	6 years 25 days
Price In Us Dollars 1.68 [Member]
Outstanding and Exercisable	33
Remaining life (years)	4 years 11 months 19 days
Price In Us Dollars 1.89 [Member]
Outstanding and Exercisable	10
Remaining life (years)	3 years 7 months 17 days
Price In Us Dollars 2.31 [Member]
Outstanding and Exercisable	275
Remaining life (years)	6 years 3 months 25 days
Price In Us Dollars 2.40 [Member]
Outstanding and Exercisable	8
Remaining life (years)	5 years 3 months 4 days
Price In Us Dollars 2.55 [Member]
Outstanding and Exercisable	4
Remaining life (years)	6 years 10 months 10 days
Price In Us Dollars 2.69 [Member]
Outstanding and Exercisable	148
Remaining life (years)	5 years 11 months 26 days
Price In Us Dollars 2.79 [Member]
Outstanding and Exercisable	49
Remaining life (years)	6 years 7 months 6 days
Price In Us Dollars 2.94 [Member]
Outstanding and Exercisable	3
Remaining life (years)	5 years 4 months 17 days
Price In Us Dollars 3.60 [Member]
Outstanding and Exercisable	3
Remaining life (years)	6 years 4 months 17 days
Price In Us Dollars 5.40 [Member]
Outstanding and Exercisable	1
Remaining life (years)	8 months 16 days
Price In Us Dollars 15.66 [Member]
Outstanding and Exercisable	1
Remaining life (years)	4 months 24 days